Document And Entity Information	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	The Gorman-Rupp Company
Entity Central Index Key	0000042682
Entity Emerging Growth Company	false
Entity File Number	1-6747
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	34-0253990
Entity Address, Address Line One	600 South Airport Road
Entity Address, City or Town	Mansfield
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44903
City Area Code	(419)
Local Phone Number	755-1011
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	GRC
Security Exchange Name	NYSE